Stock-Based Compensation (Details) (Options, UHS Holdco, Inc, (Parent), USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
Options | UHS Holdco, Inc, (Parent)
Stock-based compensation
Shares authorized under the plan		43,900,000
Contractual term		10 years
Vesting period		6 years
Portion of awards having fixed vesting schedules		0.50
Portion of awards vesting upon achievement of established performance targets		0.50
Number of Options
Outstanding at the beginning of the period (in shares)	38,195,000	39,523,000	37,527,000
Granted (in shares)			2,708,000
Exercised (in shares)	(150,000)	(41,000)	(28,000)
Forfeited or expired (in shares)	(698,000)	(1,287,000)	(684,000)
Outstanding at the end of the period (in shares)	37,347,000	38,195,000	39,523,000	37,527,000
Exercisable at the end of the period (in shares)	29,546,000	30,066,000
Expected to Vest at the end of the period (in shares)		7,904,000
Remaining authorized options not yet issued (in shares)	6,339,000	5,710,000
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 1.05	$ 1.06	$ 1.00
Granted (in dollars per share)			$ 1.83
Exercised (in dollars per share)	$ 1.00	$ 1.00	$ 1.00
Forfeited or expired (in dollars per share)	$ 1.20	$ 1.11	$ 1.00
Outstanding at the end of the period (in dollars per share)	$ 1.05	$ 1.05	$ 1.06	$ 1.00
Exercisable at the end of the period (in dollars per share)	$ 1.02	$ 1.02
Expected to Vest at the end of the period (in dollars per share)		$ 1.17
Aggregate intrinsic value
Outstanding	$ 14,009	$ 25,046	$ 37,315	$ 35,651
Exercised	60	29	23
Exercisable	11,495	20,649
Expected to Vest		$ 4,305
Weighted average remaining contractual term
Outstanding	4 years 10 months 24 days	5 years 8 months 12 days	6 years 9 months 18 days	7 years 6 months
Exercisable	4 years 9 months 18 days	5 years 7 months 6 days
Expected to Vest		6 years 2 months 12 days